Organization and Background	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Background

NOTE 1. ORGANIZATION AND BACKGROUND

Boston Omaha Corporation was organized on August 11, 2009 with present management taking over operations in February 2015. Our operations include (i) our outdoor advertising business with multiple billboards across Alabama, Florida, Georgia, and Wisconsin, (ii) our insurance business that specializes in surety bonds, and (iii) equity method investments in several real estate and real estate service companies. Our billboard operations are conducted through our subsidiary, Link Media Holdings, LLC and our insurance operations are conducted through our subsidiary, General Indemnity Group, LLC.

We completed an acquisition of an outdoor advertising business and entered the outdoor advertising industry on June 19, 2015. On July 23, 2015, August 31, 2015, February 16, 2016, and June 15, 2016, we completed five additional acquisitions. In January 2017, we completed two more acquisitions of outdoor advertising businesses.

On April 20, 2016, we completed an acquisition of a surety bond brokerage business. On December 7, 2016, we completed an acquisition of a fidelity and surety bond business, thus expanding our operations in insurance.

On December 31, 2015, we transferred our interest in Ananda Investments, LLC, which we refer to as “Ananda,” to the former controlling stockholder in full satisfaction of our note payable. On January 22, 2016, in connection with the transfer of our interest in Ananda, we were released from our guaranty of Ananda’s mortgage payable. In connection with the sale of our interest in Ananda, our subsidiary Ananda Holdings, LLC ceased operations. During March 2016, the ownership of Ananda Holdings, LLC was transferred to the former controlling stockholder.

Unaudited Interim Financial Information

The consolidated balance sheet as of March 31, 2017, the consolidated statements of operations, and consolidated statements of cash flows for the three months ended March 31, 2016 and 2017, the consolidated statement of changes in stockholders’ equity for the three months ended March 31, 2017 and the related footnote disclosures are unaudited. The accompanying interim consolidated financial statements as of March 31, 2017 and the three months ended March 31, 2016 and 2017, and related interim information contained within the notes to the consolidated financial statements have been prepared in accordance with US GAAP. In our opinion the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments (including normal recurring adjustments) necessary for the fair presentation of our financial position as of March 31, 2017 and our results of operations and cash flows for the three months ended March 31, 2016 and 2017. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year.